Equity (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Line Items]
Summary of Common Stocks
1)	Common stocks

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Number of authorized shares	12,000	12,000
Authorized shares	$120,000	$120,000
Number of issued and paid shares	7,757	7,757
Issued and outstanding shares	$77,574	$77,574

Adjustments of Additional Paid-in Capital

The adjustments of additional paid-in capital for the years ended December 31, 2016, 2017 and 2018 were as follows:

	Share Premium	Movements of Additional Paid-in Capital for Associates and Joint Ventures Accounted for Using Equity Method	Movements of Additional Paid-in Capital Arising from Changes in Equities of Subsidiaries	Difference between Consideration Received and Carrying Amount of the Subsidiaries’ Net Assets upon Disposal	Donated Capital	Stockholders’ Contribution Due to Privatization	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2016	$126,045	$—	$—	$27	$13	$20,648	$146,733
Partial disposal of interests in subsidiaries	—	—	—	58	—	—	58
Change in additional paid-in capital for not participating in the capital increase of a subsidiary	—	—	389	—	—	—	389
Share-based payment transactions of subsidiaries	—	—	—	—	—	—	—
Balance on December 31, 2016	$126,045	$—	$389	$85	$13	$20,648	$147,180

Balance on January 1, 2017	$126,045	$—	$389	$85	$13	$20,648	$147,180
Unclaimed dividend	—	—	—	—	3	—	3
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	—	—	—	—	—	—	—
Partial disposal of interests in subsidiaries	—	—	1	76	—	—	77
Change in additional paid-in capital for not participating in the capital increase of a subsidiary	—	—	802	—	—	—	802
Other changes in additional paid-in capital in subsidiaries	—	—	—	—	—	—	—
Share-based payment transactions of subsidiaries	—	—	2	—	—	—	2
Treasury stock transfer of subsidiaries	—	—	27	—	—	—	27
Balance on December 31, 2017	$126,045	$—	$1,221	$161	$16	$20,648	$148,091

Balance on January 1, 2018	$126,045	$—	$1,221	$161	$16	$20,648	$148,091
Unclaimed dividend	—	—	—	—	2	—	2
Partial disposal of interests in subsidiaries	—	—	—	826	—	—	826
Change in additional paid-in capital for not proportionately participating in the capital increase of a subsidiary	—	—	777	—	—	—	777
Share-based payment transactions of subsidiaries	—	—	11	—	—	—	11
Treasury stock transfer of subsidiaries	—	—	55	—	—	—	55
Balance on December 31, 2018	$126,045	$—	$2,064	$987	$18	$20,648	$149,762

Appropriations of Earnings

The appropriations of the 2016 and 2017 earnings of Chunghwa approved by the stockholders in their meetings on June 23, 2017 and June 15, 2018 were as follows:

	Appropriation of Earnings		Dividends Per Share
	For Fiscal Year 2016	For Fiscal Year 2017	For Fiscal Year 2016	For Fiscal Year 2017
	NT$	NT$	NT$	NT$
	(In Millions)
Special reserve	$5	$(5)
Cash dividends	38,336	37,205	$4.9419	$4.796

The appropriations of earnings for 2018 had been proposed by Chunghwa’s Board of Directors on March 19, 2019.  The appropriations and dividends per share were as follows:

	For Fiscal Year 2018
	Appropriation of Earnings	Dividends Per Share
	NT$	NT$
	(In Millions)
Cash dividends	$34,746	$4.479

Noncontrolling Interests

e.	Noncontrolling interests

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)
Beginning balance	$5,065	$6,272	$8,474
Effect of retrospective application	—	—	(4)
Beginning balance as adjusted	5,065	6,272	8,470
Attributable to noncontrolling interests
Net income for the year	1,141	1,172	1,024
Exchange differences arising from the translation of the net investment in foreign operations	(41)	(12)	(3)
Unrealized gain or loss on financial assets at FVOCI	—	—	(1)
Unrealized loss on available-for-sale financial assets	—	(2)	—
Income tax relating to unrealized gain and loss on available-for-sale financial assets	—	1	—
Remeasurements of defined benefit pension plans	(18)	(8)	(9)
Income tax relating to remeasurements of defined benefit pension plans	3	—	3
Share of other comprehensive income or loss of associates accounted for using equity method	(1)	(2)	1
Cash dividends distributed by subsidiaries	(710)	(942)	(958)
Partial disposal of interests in subsidiaries	25	29	349
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	786	1,750	700
Other changes in additional paid-in capital of subsidiaries	—	—	—
Share-based payment transactions of subsidiaries	17	20	42
Net increase in noncontrolling interests	5	196	239
Ending balance	$6,272	$8,474	$9,857

FVOCI [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Unrealized Gain or Loss on Financial Assets at FVOCI
3)	Unrealized gain or loss on financial assets at FVOCI

Year Ended December 31
2018
NT$
(In Millions)
Balance as of January 1, 2018 under IAS 39	$—
Effect of retrospective application of IFRS 9	883
Balance as of January 1, 2018 under IFRS 9	883
Unrealized gain or loss for the year
Equity instruments	(345)
Balance as of December 31, 2018	$538

Unrealized gain (loss) on available-for-sale financial assets [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Unrealized Gain or Loss on Available-for-sale Financial Assets
2)	Unrealized gain or loss on available-for-sale financial assets

Unrealized Gain or Loss on AFS Financial Assets
NT$
(In Millions)
Balance as of January 1, 2016	$91
Unrealized gain or loss on available-for-sale financial assets	(721)
Income tax relating to unrealized gain and loss on available-for-sale financial assets	2
Amount reclassified from equity to profit or loss on disposal of available-for-sale financial assets	—
Amount reclassified from equity to profit or loss on impairment of available-for-sale financial assets	577
Balance as of December 31, 2016	$(51)
Balance as of January 1, 2017	$(51)
Unrealized gain or loss on available-for-sale financial assets	607
Income tax relating to unrealized gain and loss on available-for-sale financial assets	2
Amount reclassified from equity to profit or loss on disposal of available-for-sale financial assets	—
Balance as of December 31, 2017 under IAS 39	558
Effect of retrospective application of IFRS 9	(558)
Balance as of January 1, 2018 under IFRS 9	$—